TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION [Abstract]
Income Tax Expense
Income tax expense comprises:

	Year ended December 31,
	2021 $	2022 $	2023 $

Current income tax	289,998	272,070	317,893
Deferred tax	(975)	(140,553)	(94,551)
Withholding tax expense	43,842	36,878	39,338
	332,865	168,395	262,680

Reconciliation of Income Tax at Statutory Corporate Income Tax Rate
The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Year ended December 31,
	2021 $	2022 $	2023 $

(Loss) Income before income tax and share of results of equity investees	(1,715,184)	(1,500,533)	432,394

Tax expense computed at tax rate of 17%	(291,581)	(255,091)	73,507
Changes in valuation allowance	828,141	389,129	44,491
Non-taxable and non-deductible items	17,586	25,387	(11,306)
Effect of concessionary tax rate and tax reliefs	(183,962)	(117,558)	(42,696)
Withholding tax expense	43,842	36,878	39,338
Foreign tax effects	(82,388)	85,204	154,756
Changes in unrecognized tax benefits	–	–	6,000
Others	1,227	4,446	(1,410)
	332,865	168,395	262,680

Significant Components of Deferred Taxes
The significant components of deferred taxes are as follows:

	As of December 31,
	2022 $	2023 $
Deferred tax assets
Property and equipment	11,039	16,094
Deferred revenue	93,163	161,981
Unutilized tax losses and unused capital allowances	2,049,196	2,197,209
Provision and accrued expenses	58,650	74,330
Allowance for credit losses	41,002	56,308
Others	19,844	19,437
Valuation allowance	(2,013,288)	(2,159,905)
Total deferred tax assets	259,606	365,454

Deferred tax liabilities
Property and equipment	(14,456)	(7,853)
Deferred payment channel costs	(7,111)	(24,483)
Others	(2,780)	(4,290)
Total deferred tax liabilities	(24,347)	(36,626)
Net deferred tax assets	235,259	328,828